Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information
Entity Registrant Name	CANNAPOWDER, INC.
Entity Central Index Key	0001086082
Document Type	10-12G/A
Document Period End Date	Mar. 31, 2018
Amendment Flag	true
Amendment Description	This Amendment No. 2 (this “Amendment No. 2”) to the registration statement on Form 10-12G/A of CANNAPOWDER, INC. (the “Company”), as filed by the Company with the Securities and Exchange Commission (the “SEC”) on June 29, 2018 (the “Form 10-12G/A”), is being filed solely to include as Exhibit 101 the XBRL Interactive Data File exhibits required by Item 15 of the Form 10-12G/A. No other information contained in the Form 10-12G/A is being amended. This Amendment No. 2 speaks as of the original filing date of the Form 10-12G/A, does not reflect any events occurring after the filing of the Form 10-12G/A and does not modify or update in any way disclosures made in the Form 10-12G/A. This Amendment No. 2 includes currently-dated certifications of the Company’s Chief Executive Officer and Chief Financial Officer, as required by Section 13 or 15(d) of the Securities Exchange Act of 1934.
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company